Annual Total Returns- Vanguard Mega Cap Value Index Fund (Institutional) [BarChart] - Institutional - Vanguard Mega Cap Value Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.49%	14.99%	32.17%	13.02%	(0.16%)	16.64%	16.80%	(4.08%)	25.73%	2.49%